SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31, 2024		December 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of the year	3,488,291	$4.24	3,899,630	$4.09
Granted	1,994,000	$2.94	1,079,000	$4.12
Exercised	(1,712,400)	$3.17	(1,097,900)	$3.05
Expired and forfeited	(588,400)	$3.55	(392,439)	$5.76
Outstanding, end of the year	3,181,491	$4.13	3,488,291	$4.24
Options exercisable at the end of the year	1,896,491	$4.82	2,798,934	$4.18

Disclosure of range of exercise prices of outstanding share options [Table Text Block]
Expressed in Canadian dollars
	Options Outstanding			Options Exercisable
Exercise Price Intervals	Number Outstanding as at December 31, 2024	Weighted Average Remaining Contractual Life (Number of Years)	Weighted Average Exercise Price	Number Exercisable as at December 31, 2024	Weighted Average Exercise Price

$2.00 - $2.99	1,692,200	3.5	$2.78	618,800	$2.58
$4.00 - $4.99	540,000	3.3	$4.14	342,800	$4.13
$5.00 - $5.99	24,000	4.4	$5.43	9,600	$5.43
$6.00 - $6.99	925,291	1.7	$6.57	925,291	$6.57
	3,181,491	3.0	$4.13	1,896,491	$4.82

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	Years ended
	December 31, 2024	December 31, 2023
Weighted-average fair value of options in CAN$	$1.40	$2.21
Risk-free interest rate	3.75%	3.84%
Expected dividend yield	0%	0%
Expected share price volatility	62%	70%
Expected options life in years	3.52	3.79

Disclosure of performance share units plan [Table Text Block]
	Years ended
	December 31, 2024	December 31, 2023
	Number of units	Number of units

Outstanding, beginning of the year	878,000	1,158,000
Granted	635,000	471,000
Cancelled	(435,000)	(140,000)
Settled	-	(611,000)
Outstanding, end of the year	1,078,000	878,000

Disclosure of deferred share units [Table Text Block]
Expressed in Canadian dollars	Years ended
	December 31, 2024		December 31, 2023
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of year	1,044,204	$3.19	1,044,204	$3.19
Outstanding, end of year	1,044,204	$3.19	1,044,204	$3.19

Disclosure of share appreciation rights [Table Text Block]
	Years ended
	December 31, 2024		December 31, 2023
	Number of Units	Weighted Average Grant Price	Number of Units	Weighted Average Grant Price

Outstanding, beginning of the year	51,349	$5.07	181,739	$5.12
Cancelled	(28,036)	$5.15	(130,390)	$5.13
Outstanding, end of the year	23,313	$4.97	51,349	$5.07

Exercisable at the end of the year	23,313	$4.97	43,870	$5.09

Disclosure of diluted earnings per share [Table Text Block]
	Years ended
	December 31, 2024	December 31, 2023

Net earnings (loss)	$(31,476)	$6,123
Basic weighted average number of shares outstanding	242,181,449	196,018,623
Effect of dilutive securities:
Stock options	-	538,097
Equity settled deferred share units	-	330,079
Performance share units	-	878,000
Diluted weighted average number of share outstanding	242,181,449	197,764,799

Diluted earnings (loss) per share	$(0.13)	0.03

Deferred Share Units redeemable at Director's retirement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of deferred share units [Table Text Block]
	Years ended
	December 31, 2024	December 31, 2023
	Number of units	Number of units

Outstanding, beginning of the year	330,078	104,596
Granted	234,763	225,482
Outstanding, end of the year	564,841	330,078